Note 21 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Capital commitments	$ 183	$ 1,522
Clinical research organizations (CROs) [member]
Statement Line Items [Line Items]
Capital commitments		$ 500